Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2018	Nov. 06, 2018
Document Entity Information [Abstract]
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001606457
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Trading symbol	ATTO
Entity Registrant Name	Atento S.A.
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding		75,070,926